Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Proceeds from related party	$ 249,695	$ 224,915
Payment of rent	438,830
Series A Preferred Stock [Member]
Number of shares issued for exchange of debt	$ 10,000
Number of shares issued for exchange of debt, shares	54,152
Series A Preferred Stock [Member] | CEO And CFO [Member]
Number of shares issued for exchange of debt		$ 262,500
Number of shares issued for exchange of debt, shares		175,000